Parent Company Financial Data - Condensed Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Other income	$ 810	$ 595	$ 509
Interest expense	(1,882)	(1,277)	(1,310)
Other operating expense	(2,043)	(2,235)	(2,395)
Income tax benefit	(579)	(1,809)	(895)
Net income	2,477	1,611	2,211
Consolidated net income	2,477	1,611	2,211
Less: Net income attributable to noncontrolling interest	(570)	(592)	(593)
Net income available to common shareholders	$ 1,907	$ 1,019	$ 1,618
Net income per common share
Basic	$ 0.27	$ 0.14	$ 0.22
Diluted	$ 0.27	$ 0.14	$ 0.22
Weighted average shares outstanding
Basic	7,087,581	7,281,408	7,383,686
Diluted	7,087,581	7,282,160	7,383,794
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings (loss) of subsidiaries	$ 2,026	$ 745	$ 375
Dividends received from subsidiaries	1,150	1,500	2,500
Interest income	17	6	6
Other income	80	93	77
Interest expense	(571)	(564)	(585)
Other operating expense	(410)	(436)	(445)
Income tax benefit	185	267	283
Net income	2,477	1,611	2,211
Consolidated net income	2,477	1,611	2,211
Less: Net income attributable to noncontrolling interest	(570)	(592)	(593)
Net income attributable to Uwharrie Capital Corp	1,907	1,019	1,618
Net income available to common shareholders	$ 1,907	$ 1,019	$ 1,618
Net income per common share
Basic	$ 0.27	$ 0.14	$ 0.22
Diluted	$ 0.27	$ 0.14	$ 0.22
Weighted average shares outstanding
Basic	7,087,581	7,281,408	7,383,686
Diluted	7,087,581	7,282,160	7,383,794